CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,862,468)	$ (54,493,913)	$ (57,702,015)	$ (3,725,454)
Gain on forgiveness of debt			0	(107,862)
Goodwill impairment charges	0	56,675,210	56,675,210	0
Shares issued as part of stock grants to vendors	0	98,000	98,000	0
Loss on issuance of financial instruments	443,020	2,213,234	2,513,234	0
Original issue discount and interest accrued on Quantum Convertible Note	0	395,671
Change in fair value of financial instruments	(1,412,351)	(6,285,706)	(6,176,097)	(90,200)
Loss on extinguishment of debt	126,125	645,979	645,979	0
Deferred income tax assets and liabilities	0	(1,679,404)	(1,679,404)	1,852,826
Amortization of discount on note payable	0	7,000	7,000	93,733
Allowance for expected credit losses	521,098	342,634	759,782	32,457
Depreciation and amortization	1,941,654	651,761	1,323,467	678
Stock-based compensation	764,036	503,434	896,537	0
Amortization of right-of-use assets	63,906	17,209	55,459	0
Accounts receivable	(1,383,218)	(228,904)	(1,094,190)	(246,484)
Due from related party	247,042	225,654	254,378	0
Prepaids and other current assets	64,304	(222,156)	(202,245)	59,741
Accounts payable and accrued liabilities	3,357,851	(1,183,737)	(1,446,302)	1,409,823
Deferred revenue	662,279	(219,413)	(414,710)	(104,037)
Due to related parties	0	(210,797)	(210,755)	192,184
Operating lease liabilities	(52,910)	(76,823)	(92,870)	0
Income tax payable	0	9,819
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on forgiveness of debt			0	(107,862)
Goodwill impairment charges	0	56,675,210	56,675,210	0
Shares issued as part of stock grants to vendors	0	98,000	98,000	0
Loss on issuance of financial instruments	443,020	2,213,234	2,513,234	0
Original issue discount and interest accrued on Quantum Convertible Note	0	395,671
Change in fair value of financial instruments	(1,412,351)	(6,285,706)	(6,176,097)	(90,200)
Loss on extinguishment of debt	126,125	645,979	645,979	0
Deferred income tax assets and liabilities	0	(1,679,404)	(1,679,404)	1,852,826
Amortization of discount on note payable	0	7,000	7,000	93,733
Allowance for expected credit losses	521,098	342,634	759,782	32,457
Depreciation and amortization	1,941,654	651,761	1,323,467	678
Stock-based compensation	764,036	503,434	896,537	0
Amortization of right-of-use assets	63,906	17,209	55,459	0
Changes in operating assets and liabilities:
Accounts receivable	(1,383,218)	(228,904)	(1,094,190)	(246,484)
Due from related party	247,042	225,654	254,378	0
Prepaids and other current assets	64,304	(222,156)	(202,245)	59,741
Accounts payable and accrued liabilities	3,357,851	(1,183,737)	(1,446,302)	1,409,823
Deferred revenue	662,279	(219,413)	(414,710)	(104,037)
Due to related parties	0	(210,797)	(210,755)	192,184
Operating lease liabilities	(52,910)	(76,823)	(92,870)	0
Income tax payable	0	9,819
Net cash used in operating activities	(1,519,632)	(2,815,248)	(5,789,542)	(632,595)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired from Business Combination- iDoc	0	29,123	29,123	0
Purchases of fixed assets	(22,776)	(50,507)	(55,267)	(4,335)
Net cash used in investing activities	(22,776)	(21,384)	(26,144)	(4,335)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Quantum Convertible Note, related party	0	2,700,000	2,700,000	0
Proceeds from September 2024 Convertible Note	0	2,000,000	2,000,000	0
Proceeds from reverse recapitalization with DHAC	0	1,323,362	1,323,362	0
Proceeds from ELOC			760,000	0
Repayment on advances of related party	0	(47,800)	(47,800)	0
Repayment on Extension Note	0	(365,750)	(335,750)	0
Repayment on Additional Bridge Financing	0	(13,889)	(52,680)	0
Payments on September 2024 Convertible Note			(38,889)	0
Repayment on Encompass Purchase liability	0	(3,090)
Repayment on note payable	(668,092)	(33,000)	(38,200)	0
Payment to shareholder	(10,000)	0
Proceeds from issuance of common stock	541,184	0
Proceeds from notes issued during the period	1,907,791	0
Payments on factoring payable	(56,787)	(150,616)	(180,397)	0
Payments on Exchange Note			(61,429)	0
Payments due on acquisition purchase	(44)	0	(5,150)	0
Proceeds from loan payable, related party			0	190,000
Proceeds from note payable			0	200,000
Proceeds from share repurchase liability			0	135,000
Payments on financing lease liability	(25,000)	(363,982)	0	0
Net cash provided by financing activities	1,689,052	5,045,235	6,023,067	525,000
NET CHANGE IN CASH	146,644	2,208,603	207,381	(111,930)
Cash, Beginning of the period	326,115	118,734	118,734	230,664
CASH, END OF THE PERIOD	472,759	2,327,337	326,115	118,734
Supplemental disclosure of cash flow information:
Cash paid for interest expense	282,281	6,738	111,331	0
Cash paid for taxes	0	3,092	0	0
Non-cash investing and financing activities:
Net liabilities acquired in reverse merger	0	(18,704,806)	19,359,122	0
Finance lease payable reclassed from financing activities to accounts payable			407,791	0
Shares issued to iDoc shareholders and upon conversion of iDoc debt as part of the acquisition			68,907,052	0
Preferred shares issued as conversion of iDoc debt as part of the consideration in the acquisition			300,000	0
Shares issued as conversion of VSee debt with Dominion in connection with the Exchange agreement			600,000	0
Preferred shares issued as conversion of VSee debt as contemplated by the business combination transaction			220,000	0
Preferred shares issued as conversion of DHAC sponsor debt as contemplated by the business combination transaction			1,268,000	0
Preferred shares issued as conversion of Underwriting Fee as contemplated by the business combination transaction			4,370,000	0
Shares issued to settled iDoc debt holders			228,000	0
Shares issued to DHAC Sponsor group for debt conversion	0	1,268,000
Shares issued to A.G.P. Underwriter for debt conversion	0	4,370,000
Shares issued to VSee debt holders for debt conversion	0	1,310,710	155,565	0
Fair value of shares issued in iDoc acquisition	0	68,907,052
Shares issued as principal payment of Additional Bridge Notes	0	60,346	159,881	0
Shares issued as part of stock grants to vendors			625,750	0
Shares issued as principal payment of Exchange Note	0	664,790	1,177,483	0
Shares issued upon conversion of ELOC Commitment Fee Note			79,500	0
Shares issued upon conversion of Working Capital Funds Advances			405,000	0
Shares issued to non-controlling interest holders in TAD to obtain 100% interest in subsidiary	$ 0	$ 325,279	325,279	0
Escrow shares released from stock payable			$ 127,710	$ 0